Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus Performance Table

The following table contains additional compensation information of our current and former CEOs (“CEO”) and non-CEO NEOs, along with TSR, net income, and company-selected revenue measure results for our fiscal years ending in 2024, 2023, 2022, 2021, and 2020. This disclosure is intended to comply with the SEC rules under item 402(v) and does not necessarily reflect the Company’s approach to aligning compensation with performance. Additional information concerning the Company’s compensation philosophy and how the Company aligns compensation with financial performance can be found in the Compensation Discussion and Analysis.

Year	Summary Comp. Table Total for CEO(1)	Comp. Actually Paid to CEO(1)(2)(3)	Avg Summary Comp. Table Total for Non-CEO NEOs(1)	Avg Comp. Actually Paid to Non-CEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income	Company Selected Measure “Revenue”(6)
					Company TSR(5)	Peer Group TSR(5)
2024*	$11,394,373	$11,393,677(4)	$2,494,418	$2,240,426(4)	$110.00	$43.33	$86,852,000	$1,197,248,000
2023	7,996,250	6,919,681	$2,506,998	$2,034,606	$111.64	$39.65	$66,246,000	1,169,258,000
2022	7,515,960	7,019,416	2,404,372	2,523,657	117.44	57.13	44,060,000	1,089,752,000
2021	5,763,015	8,680,195	1,812,850	2,630,957	116.15	111.46	72,331,000	1,046,487,000
2020	14,037,609	8,821,747	3,049,302	3,155,018	89.00	142.13	58,711,000	990,533,000

*2024 compensation figures reflect Annual Performance Bonus payout at 60.3% of target, year-end stock price of $51.11 per share, 2024 LTIP TSR of $50.11 per share, and prior year 2023 LTIP rTSR of $52.23 per share as of December 31, 2024.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)	CEOs & NEOs included in the above table are as follows:

Year	CEO	Non-CEO NEOs
2024	Brian Shepherd	Hai Tran, Elizabeth Bauer, Rasmani Bhattacharya, Michael Woods
2023	Brian Shepherd	Hai Tran, Elizabeth Bauer, Rasmani Bhattacharya, Kenneth Kennedy
2022	Brian Shepherd	Hai Tran, Kenneth Kennedy, Elizabeth Bauer, Rasmani Bhattacharya
2021	Brian Shepherd	Hai Tran, Kenneth Kennedy, Elizabeth Bauer, Rolland Johns
2020	Bret Griess	Rolland Johns, Kenneth Kennedy, Brian Shepherd
Brian Shepherd succeeded Bret Griess as CEO, effective January 1, 2021.

Peer Group Issuers, Footnote [Text Block]
(5)	Our Peer Group for purposes of Pay Versus Performance Disclosures is the Standard Industrial Classification (“SIC”) Code Index: Computer Processing and Data Preparation and Processing Services, is as reflected in our 2024 Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019, through and including the end of each fiscal year reported in the table.

PEO Total Compensation Amount	$ 11,394,373	$ 7,996,250	$ 7,515,960	$ 5,763,015	$ 14,037,609
PEO Actually Paid Compensation Amount	$ 11,393,677	6,919,681	7,019,416	8,680,195	8,821,747
Adjustment To PEO Compensation, Footnote
(4)	2024 compensation actually paid reflects the following adjustments from Total compensation reported in the 2024 Summary Compensation Table:
	CEO	Average Non-CEO NEO
Total Reported in 2024 Summary Compensation Table (SCT)	$11,394,373	$2,494,418
Less, Value of Stock Awards Reported in SCT	(9,467,733)	(1,613,757)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	10,343,334	1,535,598
Plus, Difference in Fair Value from the Prior Year-End to the End of this Year of any Prior Year Awards that are Outstanding and Unvested	(899,163)	(174,932)
Plus, Fair Value as of the Vesting Date of Awards Granted this Year and that Vested this Year	-	-
Plus, Difference in Fair Value from Prior Year-End to the Vesting Date of any Prior Year Awards that Vested this Year	22,866	(901)
Less, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	-	-
TOTAL ADJUSTMENTS	(696)	(253,992)
Compensation Actually Paid for Fiscal Year 2024	$11,393,677	$2,240,426

Non-PEO NEO Average Total Compensation Amount	$ 2,494,418	2,506,998	2,404,372	1,812,850	3,049,302
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,240,426	2,034,606	2,523,657	2,630,957	3,155,018
Adjustment to Non-PEO NEO Compensation Footnote
(4)	2024 compensation actually paid reflects the following adjustments from Total compensation reported in the 2024 Summary Compensation Table:
	CEO	Average Non-CEO NEO
Total Reported in 2024 Summary Compensation Table (SCT)	$11,394,373	$2,494,418
Less, Value of Stock Awards Reported in SCT	(9,467,733)	(1,613,757)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	10,343,334	1,535,598
Plus, Difference in Fair Value from the Prior Year-End to the End of this Year of any Prior Year Awards that are Outstanding and Unvested	(899,163)	(174,932)
Plus, Fair Value as of the Vesting Date of Awards Granted this Year and that Vested this Year	-	-
Plus, Difference in Fair Value from Prior Year-End to the Vesting Date of any Prior Year Awards that Vested this Year	22,866	(901)
Less, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	-	-
TOTAL ADJUSTMENTS	(696)	(253,992)
Compensation Actually Paid for Fiscal Year 2024	$11,393,677	$2,240,426

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid versus Total Shareholder Return

(1)	Total shareholder return in the above chart, in the case of both the Company and our Peer Companies as noted in [footnote 7] of the above Pay for Performance Table, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid versus Revenue

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid versus Total Shareholder Return

(1)	Total shareholder return in the above chart, in the case of both the Company and our Peer Companies as noted in [footnote 7] of the above Pay for Performance Table, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Tabular List [Table Text Block]

Table of Measures Most Important to Last Fiscal Year

The following performance measures reflect the Company’s most important performance measures in effect for 2024, as further described and defined in Compensation Discussion and Analysis under 2024 Financial Achievements.

MOST IMPORTANT PERFORMANCE MEASURES FOR 2024
■	Revenue
■	Revenue Less Transaction Fees
■	Non-GAAP Adjusted Operating Margin Percentage
■	Non-GAAP Earnings Per Share
■	TSR

Total Shareholder Return Amount					89.00	$ 116.15	$ 117.44	$ 111.64	$ 110.00
Peer Group Total Shareholder Return Amount					142.13	$ 111.46	$ 57.13	$ 39.65	$ 43.33
Net Income (Loss) Attributable to Parent	$ 86,852,000	$ 66,246,000	$ 44,060,000	$ 72,331,000	$ 58,711,000
Company Selected Measure Amount	1,197,248,000	1,169,258,000	1,089,752,000	1,046,487,000	990,533,000
PEO Name	Brian Shepherd	Brian Shepherd	Brian Shepherd	Brian Shepherd	Bret Griess
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]
(6)	Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link compensation actually paid to our NEOs for fiscal 2024 to our Company’s performance, is Revenue.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue Less Transaction Fees
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Adjusted Operating Margin Percentage
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Earnings Per Share
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Less Value Of Stock Awards Reported In S C T [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,467,733)
Less Value Of Stock Awards Reported In S C T [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,613,757)
Plus Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,343,334
Plus Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,535,598
Plus Difference In Fair Value From The Prior Year End To The End Of This Year Of Any Prior Year Awards That Are Outstanding And Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(899,163)
Plus Difference In Fair Value From The Prior Year End To The End Of This Year Of Any Prior Year Awards That Are Outstanding And Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(174,932)
Plus Fair Value As Of The Vesting Date Of Awards Granted This Year And That Vested This Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Plus Fair Value As Of The Vesting Date Of Awards Granted This Year And That Vested This Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Plus Difference In Fair Value From Prior Year End To The Vesting Date Of Any Prior Year Awards That Vested This Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,866
Plus Difference In Fair Value From Prior Year End To The Vesting Date Of Any Prior Year Awards That Vested This Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(901)
Less Prior Year End Fair Value Of Prior Year Awards That Failed To Vest This Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Less Prior Year End Fair Value Of Prior Year Awards That Failed To Vest This Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Total Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(696)
Total Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (253,992)